Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Total gross value	¥ 155,598	¥ 218,673
Less: accumulated depreciation	(126,547)	(156,024)
Net book value	29,051	62,649
Computers, equipment and furniture
Property and Equipment
Total gross value	107,513	170,850
Motor vehicles
Property and Equipment
Total gross value	5,721	5,736
Leasehold improvements
Property and Equipment
Total gross value	¥ 42,364	¥ 42,087